NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
NET LOSS PER SHARE
NET LOSS PER SHARE

15.  NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net (loss)/income attributable to the Company and ordinary shareholders for computing basic net loss per ordinary shares	(161,898,979)	(123,239,785)	(1,225,300)
-Continuing operations	(1,440,476)	(1,808,747)	482,970
-Discontinued operations	(160,458,503)	(121,431,038)	(1,708,270)

Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	1,476,144,194	1,476,801,177	1,723,033,130
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,476,144,194	1,476,801,177	1,723,033,130

Net loss per ordinary share
Basic	(0.11)	(0.08)	(0.00)
Diluted	(0.11)	(0.08)	(0.00)
Net loss per ordinary share from continuing operations
Basic	(0.00)	(0.00)	0.00
Diluted	(0.00)	(0.00)	0.00
Net income per share from discontinued operations
Basic	(0.11)	(0.08)	(0.00)
Diluted	(0.11)	(0.08)	(0.00)

Weighted average shares used in calculating net loss per ordinary share
Basic
Continuing operations	1,476,144,194	1,476,801,177	1,723,033,130
Discontinued operations	1,476,144,194	1,476,801,177	1,723,033,130
Diluted
Continuing operations	1,476,144,194	1,476,801,177	1,723,033,130
Discontinued operations	1,476,144,194	1,476,801,177	1,723,033,130